Note 24 - Financial Instruments and Related Risk Management - Disclosure of Detailed Information About Price Risk (Details) - Commodity price risk [member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Silver [member]
Statement Line Items [Line Items]
Effect of a 10% change in metal prices	$ 104
Silver [member] | Metals in dore and concentrates inventory [member]
Statement Line Items [Line Items]
Effect of a 10% change in metal prices	104
Gold [member]
Statement Line Items [Line Items]
Effect of a 10% change in metal prices	226
Gold [member] | Metals in dore and concentrates inventory [member]
Statement Line Items [Line Items]
Effect of a 10% change in metal prices	226
Lead [member]
Statement Line Items [Line Items]
Effect of a 10% change in metal prices	330
Lead [member] | Metals in dore and concentrates inventory [member]
Statement Line Items [Line Items]
Effect of a 10% change in metal prices	$ 330